Fair Value Measurements (Details) (USD $)	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value measurements
Derivative assets	$ 54,000				$ 198,000						$ 54,000	$ 198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Impairment Charges	(1,700,000)	(97,100,000)	(75,100,000)	(18,500,000)	(57,300,000)	(1,525,300,000)	(43,800,000)	(111,100,000)	(1,324,937,000)	(190,721,000)	(192,362,000)	(1,737,508,000)	(1,663,189,000)
Recurring basis | Level 2
Fair value measurements
Derivative assets	54,000				198,000						54,000	198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(20,879,000)				(31,558,000)				(10,379,000)		(20,879,000)	(31,558,000)
CVA and MVA adjustments	300,000				6,400,000				30,000		300,000	6,400,000
Recurring basis | Fair Value
Fair value measurements
Derivative assets	54,000				198,000						54,000	198,000
Derivative liabilities	(20,933,000)				(31,756,000)				(10,379,000)		(20,933,000)	(31,756,000)
Total derivative assets, net	(20,879,000)				(31,558,000)				(10,379,000)		(20,879,000)	(31,558,000)
Non-recurring basis | Level 3 | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				449,647,000						449,647,000	449,647,000
Impairment Charges											(192,361,000)
Sales											(89,272,000)
Depreciation and Other Adjustments											(3,749,000)
Book Value at end of the period	164,265,000										164,265,000
Non-recurring basis | Level 3 | Flight equipment | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Book Value at beginning of the period				449,647,000						449,647,000	449,647,000
Impairment Charges											(192,361,000)
Reclassifications											(106,871,000)
Sales											(23,768,000)
Depreciation and Other Adjustments											(20,300,000)
Book Value at end of the period	106,347,000										106,347,000
Capitalized costs relating to engine exchanges											22,400,000
Non-recurring basis | Level 3 | Flight equipment held for sale | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											36,848,000
Sales											(34,677,000)
Book Value at end of the period	2,171,000										2,171,000
Non-recurring basis | Level 3 | Lease receivables and other assets | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											29,816,000
Sales											(30,827,000)
Depreciation and Other Adjustments											28,937,000
Book Value at end of the period	27,926,000										27,926,000
Non-recurring basis | Level 3 | Net investment in finance and sales-type leases | Impairment charges and fair value adjustments, year ended December 31, 2012
Effect on consolidated financial statements as a result of the non-recurring impairment charges and fair value adjustments recorded on Flight equipment
Reclassifications											40,207,000
Depreciation and Other Adjustments											(12,386,000)
Book Value at end of the period	$ 27,821,000										$ 27,821,000